Inventories	12 Months Ended
Dec. 31, 2023
Inventories.
Inventories

10.   Inventories

Inventories comprise the following at December 31:

	2023	2022
	US$'000	US$'000
Finished goods	162,962	169,956
Raw materials in progress and industrial supplies	182,612	266,348
Other inventories	38,267	44,257
Advances to suppliers	—	19,519
Total	383,841	500,080

For the year ended December 31, 2023, the Company recognized an expense for the write-down of inventory to net realizable value of $13,687 thousand ($29,865 thousand in 2022), of which $11,495 related to finished goods ($17,523 thousand in 2022) and $2,192 to raw material ($12,342 thousand in 2022). The Company records expense for the write-down of inventories to “Raw Materials and energy consumption for production” in the consolidated income statements. See Note 4.8.

As of December 31, 2023 and 2022, inventories in the Company’s subsidiaries in the United States, Canada, Norway, France and Spain ($314,681 thousand in 2023 and $435,347 thousand in 2022) were pledged forming part of the collateral for debt instruments, see Note 18.